Accounts Receivable, Net - Schedule of Movement of Allowance of Credit Losses (Details) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accounts and Financing Receivable, after Allowance for Credit Loss, Current [Abstract]
Balance at beginning of the year	$ 7,909,571	$ 8,016,322
Current year addition	(69,493)
Foreign currency translation adjustments	148,969	(184,546)
Balance at end of the year	$ 7,989,047	$ 7,831,776